Other Income (Expenses), Net	12 Months Ended
Mar. 31, 2012
Other Income (Expenses), Net [Abstract]
OTHER INCOME (EXPENSES), NET
17.	OTHER INCOME (EXPENSES), NET

	2012	2011	2010
	US$	US$	US$
Foreign exchange gains (losses), net	184,706	(549,771)	(144,313)
Loss on disposal of property, plant and equipment	(86,015)	(3,662)	(292,208)
Impairment of property, plant and equipment	(1,230,727)	—	—
Rental income from a related party	—	—	6,393
Rental income from other third parties	—	9,886	—
Management fee received from a related party	—	—	9,313
Management fee received from other third party	—	18,641	—
Reversal (accrual) for potential tax surcharge	46,086	(80,472)	9,946
Reversal of compensation for potential litigation	500,000	—	—
Government grants	439,471	856,372	687,190
Others	69,978	60,056	178,598

	(76,501)	311,050	454,919

Other income (expenses), net from:

	2012	2011	2010
	US$	US$	US$
Continuing operations	1,116,279	370,274	309,716
Discontinued operations	(1,192,780)	(59,224)	145,203

	(76,501)	311,050	454,919